Intangible Asset - Estimated annual amortization expense (Details) - Sep. 30, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Intangible Asset
For three months ending December 31, 2020	¥ 154,402	$ 22,741
2021	612,573	90,222
2022	612,573	90,222
2023	¥ 107,411	$ 15,820